ENVIRONMENTAL REHABILITATION OBLIGATION FUND - FV (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Environmental rehabilitation obligation funds	R 4,602.2	R 3,998.7	R 3,492.4	R 3,100.5
Level 1
Disclosure of fair value measurement of assets [line items]
Environmental rehabilitation obligation funds	3,578.3	3,634.0	3,117.6
Level 2
Disclosure of fair value measurement of assets [line items]
Environmental rehabilitation obligation funds	R 1,023.9	R 364.7	R 374.8
Percentage of capital guarantee and equity-linked portion	5.00%